SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSE (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Share based compensation	$ 9,022	$ 15,274	$ 114,205	$ 3,657	$ 3,269
Total	$ 2,547	$ 1,640	11,228	3,059	2,711
Research and development expenses [member]
IfrsStatementLineItems [Line Items]
Share based compensation			9,614	403	447
Salaries and related expenses			1,431	2,796	2,228
Materials and laboratory expenses			338	434	223
Subcontractors and consultants			211	135	344
Depreciation and amortization			179	172	197
Travel expenses			87	260	87
Freight expenses			7	8	33
Other expenses			11	5	10
Reimbursement from paid pilots and proof of concept projects			(650)	(1,154)	(858)
Total			$ 11,228	$ 3,059	$ 2,711